Non-Controlling Interest (Details) - USD ($) $ in Millions					12 Months Ended
	Oct. 01, 2019	Sep. 30, 2019	Jul. 19, 2019	Jul. 18, 2019	Dec. 31, 2020	Dec. 31, 2019
Follica, Incorporated
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					19.90%
Alivio Therapeutics, Inc.
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					8.10%
Sonde Health, Inc.
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					4.50%
Vedanta Biosciences, Inc.
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					0.40%
Common shares [member]
Non-Controlling Interests [Line Items]
Increase and Decrease Through Change In NCI Share In Subsidiary Deficit						$ 3.1
Common shares [member] | Follica, Incorporated
Non-Controlling Interests [Line Items]
Convertible debt, instruments, converted to equity			$ 2.4
Proportion of ownership interests held by non-controlling interests			19.90%	68.00%
Increase (decrease) through conversion of convertible instruments, equity			$ 17.5
Common shares [member] | Follica, Incorporated | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through conversion of convertible instruments, equity			$ 19.9
Common shares [member] | PureTech LYT (formerly Ariya Therapeutics, Inc.)
Non-Controlling Interests [Line Items]
Proportion of ownership interest in subsidiary, additional ownership acquired	10.00%
Proportion of ownership interest in subsidiary	100.00%	90.00%
Increase Decrease In Number Of Shares Outstanding, Changes In Ownership Interest In Subsidiaries That Do Not Result In Loss Of Control	2,126,338
Common shares [member] | PureTech LYT (formerly Ariya Therapeutics, Inc.) | Share premium [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ 9.1
Common shares [member] | PureTech LYT (formerly Ariya Therapeutics, Inc.) | Total parent equity [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	24.0
Common shares [member] | PureTech LYT (formerly Ariya Therapeutics, Inc.) | Other reserves [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ 33.1